Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	£ 1,585	£ 4,549
Gross assets charged as security for liabilities	20,199	33,432
Notes issued under securitisation and covered bond programmes retained internally	13,519	21,615
Off-balance sheet
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	14,449	24,701
Collateral accepted as security for assets	17,781	30,510
Securities lending
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	45,936	30,040
Collateral accepted as security for assets	3,219	4,538
Internally retained | Securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued under securitisation and covered bond programmes retained internally	1,855	4,530
Third party bilateral secured funding transactions | Securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	500	1,114
Purchase and resale agreements
Disclosure Of Assets Pledged As Security [Line Items]
Collateral accepted as security for assets	14,562	25,972
Fellow subsidiaries | Sale and repurchase agreements
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	15,368	25,874
Fellow subsidiaries | Loans and advances to customers securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	639	1,392
Santander UK Plc | Internally retained | Securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Internally retained securitisation and covered bond issuances available for creating collateral	767	2,294
Derivatives | Cash
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	1,947	1,598
Collateral accepted as security for assets	£ 931	£ 2,063